RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2015
Restatement Of Consolidated Financial Statements [Abstract]
Restatement Of Consolidated Financial Statements [Text Block]

NOTE 44: RESTATEMENT

During the current period the Group identified that certain intra-group balances recognized in the Group's consolidated financial statements for the year ended 31 December 2014 were not fully eliminated. These balances relate to deposits placed by the insurance subsidiary with the Bank and are presented within “insurance related assets” grouped in “other assets” line item and in “liabilities relating to unit linked investment products” grouped in “accounts payable accrued expenses and other liabilities account” line item of the Group's statement of financial position. The Group's consolidated financial statements for the year ended 31 December 2014 were restated to correct this error as follows:

Statement of Financial Position
	As of December 31, 2014
	As previously reported	Reclassifications to HFS (see Note 17)	Restatements	Total
		(EUR in millions)

Other assets	3,769	(329)	(252)	3,188
TOTAL ASSETS	108,413		(252)	108,161

Accounts payable, accrued expenses and other liabilities	4,498	(1,272)	(252)	2,974
Total liabilities	105,976		(252)	105,724
Total equity and liabilities	108,413		(252)	108,161